LOSS PER SHARE (Detail Textuals) shares in Millions, Share in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Share shares	Dec. 31, 2017 USD ($) Share shares	Dec. 31, 2016 USD ($) shares
Earnings per share [abstract]
Net loss attributable to holders of ordinary shares | $	$ 13.3	$ 9.8	$ 4.7
Weighted average number of ordinary shares outstanding | shares	12.6	9.0	5.4
Number of options exercisable	2.5	1.2
Number of investor warrants exercisable	4.8	0.0